Financial Income and Costs - Summary of Details of Financial Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit (loss) [abstract]
Interest income	₩ 270,571	₩ 282,704	₩ 244,796
Gain on foreign currency transactions	17,493	24,596	17,175
Gain on foreign currency translation	164,351	17,979	3,691
Gain on settlement of derivatives	9,397	9,016	27,950
Gain on valuation of derivatives	172	77,353	66,305
Others	36,630	12,747	14,326
Total	₩ 498,614	₩ 424,395	₩ 374,243